Financial Liabilities - Revolving Facility and Other (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	May 07, 2020 USD ($)	May 06, 2020 USD ($)	Nov. 15, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount drawn from credit facility	$ 600
Revolving Credit Facility, Maturing in 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000		$ 1,000	$ 500	$ 500
Interest rate basis	US Libor
Adjustment to interest rate basis (as a percent)	1.50%
Borrowings	$ 330
Percentage of consolidated assets and consolidated EBITDA applied as guaranty of borrowings		70.00%
Refinancing of credit facility | €		€ 9.3